iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  7 .7%
4DMedical Ltd.
(a) (b)
........................ 38,610 $ 114,307
Abacus Group ........................... 149,759 110,302
Accent Group Ltd. ........................ 154,196 68,705
Adairs Ltd.
(a)
............................ 155,938 147,320
AGL Energy Ltd. ......................... 48,048 332,923
Amotiv Ltd. ............................. 26,026 121,053
AMP Ltd. .............................. 408,408 433,583
Ansell Ltd. ............................. 2,659 51,008
Aurelia Metals Ltd.
(b)
....................... 630,201 134,386
Austal Ltd.
(b)
............................ 16,874 50,882
Austin Engineering Ltd. ..................... 216,073 28,779
Biome Australia Ltd.
(a) (b)
..................... 515,658 110,868
Bisalloy Steel Group Ltd. .................... 114,257 384,699
Bravura Solutions Ltd. ..................... 42,900 66,288
BWP Property Group Ltd. ................... 97,536 276,101
Cettire Ltd.
(a) (b)
........................... 759,330 128,812
Challenger Ltd. .......................... 57,992 360,952
Champion Iron Ltd. ....................... 52,195 180,313
Clinuvel Pharmaceuticals Ltd.
(a)
............... 18,304 121,516
Coast Entertainment Holdings Ltd.
(b)
............ 486,659 155,612
Collins Foods Ltd. ........................ 44,362 262,215
Cuscal Ltd.
(a)
............................ 560,131 1,887,287
Dalrymple Bay Infrastructure Ltd. .............. 752,180 2,935,104
Data#3 Ltd. ............................. 57,486 338,012
Dateline Resources Ltd.
(b)
................... 237,124 38,783
Deterra Royalties Ltd. ...................... 702,130 2,114,731
DigiCo Infrastructure REIT ................... 81,010 141,838
Downer EDI Ltd. ......................... 118,690 637,772
DroneShield Ltd.
(a) (b)
....................... 31,603 82,383
Eagers Automotive Ltd. ..................... 7,656 133,641
Elders Ltd. ............................. 25,883 134,141
Elsight Ltd.
(b)
............................ 65,923 309,407
FleetPartners Group Ltd. .................... 523,952 890,448
Fleetwood Ltd.
(a)
......................... 260,689 316,055
G8 Education Ltd. ........................ 816,673 100,703
GenusPlus Group Ltd. ..................... 262,015 1,771,830
GR Engineering Services Ltd. ................ 371,228 1,213,891
GrainCorp Ltd. , Class A .................... 281,424 1,252,138
Grange Resources Ltd.
(b)
.................... 1,229,371 159,315
Growthpoint Properties Australia Ltd. ............ 62,954 99,636
GWA Group Ltd.
(a)
........................ 394,537 568,094
Healius Ltd.
(a)
........................... 1,331,678 484,165
Helia Group Ltd. ......................... 493,493 1,920,481
HomeCo Daily Needs REIT .................. 554,411 509,930
Horizon Oil Ltd.
(a)
......................... 2,690,688 455,233
IGO Ltd.
(b)
.............................. 145,916 802,873
Iluka Resources Ltd. ....................... 52,338 311,387
Inghams Group Ltd. ....................... 286,080 390,479
Karoon Energy Ltd. ....................... 247,247 389,764
Kingsgate Consolidated Ltd. ................. 148,434 677,206
Kogan.com Ltd.
(a)
......................... 44,187 117,957
L1 Group Ltd.
(a)
.......................... 405,119 328,513
LDR Capital Property Fund
(a)
................. 347,878 127,732
Lion Rock Minerals Ltd.
(b)
................... 3,754,179 54,056
Liontown Ltd.
(b)
.......................... 73,216 128,193
Macmahon Holdings Ltd. .................... 3,602,170 1,893,170
Mayne Pharma Group Ltd.
(a) (b)
................ 60,918 125,040
McMillan Shakespeare Ltd.
(a)
................. 79,508 909,204
Metals X Ltd.
(b)
.......................... 696,553 705,007
Metcash Ltd. ............................ 240,463 473,511
MGX Resources Ltd.
(a) (b)
.................... 1,629,582 463,421
MotorCycle Holdings Ltd.
(a)
.................. 157,443 274,310
Security Shares Value
a
Australia (continued)
Myer Holdings Ltd. ........................ 824,824 $ 154,396
Neuren Pharmaceuticals Ltd.
(b)
................ 48,620 442,086
New Hope Corp. Ltd. ...................... 261,404 1,031,324
nib holdings Ltd. ......................... 21,326 102,991
Nine Entertainment Co. Holdings Ltd. ........... 269,269 186,321
NRW Holdings Ltd. ....................... 411,319 1,833,979
Nufarm Ltd.
(b)
........................... 69,254 122,915
Nuix Ltd.
(b)
............................. 54,029 59,517
Orora Ltd. .............................. 68,068 64,985
Orthocell Ltd.
(a) (b)
......................... 596,739 389,414
Pacific Current Group Ltd. ................... 30,690 236,419
Perenti Ltd. ............................. 220,711 298,730
PEXA Group Ltd.
(b)
........................ 29,315 266,367
Pinnacle Investment Management Group Ltd. ...... 5,224 57,046
QPM Energy Ltd.
(a) (b)
....................... 8,271,199 160,781
Region Group ........................... 300,444 502,412
Regis Healthcare Ltd. ...................... 92,378 440,945
Regis Resources Ltd. ...................... 82,847 424,802
Reliance Worldwide Corp. Ltd. ................ 45,637 108,227
Servcorp Ltd. ........................... 75,325 351,412
Shape Australia Pty Ltd.
(a)
................... 162,591 699,523
Sims Ltd. .............................. 100,672 1,521,463
SKS Technologies Group Ltd. ................ 244,816 1,184,770
Southern Cross Electrical Engineering Ltd. ........ 120,263 328,151
Southern Cross Media Group Ltd.
(a)
............ 482,625 198,056
SRG Global Ltd. ......................... 78,983 164,977
Stanmore Resources Ltd. ................... 357,071 605,739
Steadfast Group Ltd. ...................... 115,003 353,730
Super Retail Group Ltd. .................... 120,406 1,035,314
Tabcorp Holdings Ltd. ...................... 794,508 653,017
Tasmea Ltd. ............................ 62,172 249,141
Telix Pharmaceuticals Ltd.
(a) (b)
................ 94,523 1,039,613
Temple & Webster Group Ltd.
(a) (b)
.............. 13,079 54,426
Titomic Ltd.
(a) (b)
.......................... 721,149 137,586
Tuas Ltd.
(b)
............................. 118,690 510,677
Ventia Services Group Pty Ltd. ................ 288,288 1,109,817
Virgin Australia Holdings Ltd.
(b)
................ 348,777 544,891
Weebit Nano Ltd.
(b)
........................ 30,459 95,109
Whitehaven Coal Ltd. ...................... 96,811 591,576
Zip Co. Ltd.
(b)
........................... 66,209 119,381
48,739,491
a
Austria  —  0 .4%
Oesterreichische Post AG ................... 10,363 390,101
Porr AG ............................... 40,183 1,839,270
Steyr Motors AG
(a)
........................ 1,430 64,280
Zumtobel Group AG ....................... 56,414 238,357
2,532,008
a
Belgium  —  0 .9%
Barco N.V. ............................. 15,873 177,667
Bekaert SA ............................. 19,920 983,671
bpost SA
(b)
............................. 263,496 561,512
Deceuninck N.V. ......................... 18,903 47,477
Deme Group N.V. ........................ 1,234 281,594
Fluxys Belgium SA ........................ 9,581 245,135
Ion Beam Applications ..................... 11,011 173,158
Proximus SADP .......................... 138,461 1,057,906
Solvay SA .............................. 29,458 961,914
Umicore SA ............................ 44,993 909,994
5,400,028
a
Canada  —  10 .4%
5N Plus, Inc.
(b)
........................... 3,003 72,447
A&W Food Services of Canada, Inc.
(a)
........... 13,196 359,153

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Canada (continued)
Advantage Energy Ltd.
(b)
.................... 7,150 $ 54,374
AGF Management Ltd. , Class B , NVS ........... 48,644 580,140
Almonty Industries, Inc.
(b)
................... 12,441 269,547
Americas Gold & Silver Corp.
(b)
............... 14,014 80,266
Aritzia, Inc.
(b)
............................ 7,579 799,942
Atco Ltd. , Class I , NVS ..................... 37,752 1,892,950
B2Gold Corp ............................ 70,499 318,669
Bausch Health Companies, Inc.
(a) (b)
............. 78,364 448,242
Baytex Energy Corp. ...................... 75,361 382,256
Bird Construction, Inc. ..................... 22,883 843,825
BlackBerry Ltd.
(a) (b)
........................ 115,973 627,527
Boardwalk REIT ......................... 17,160 857,526
Brookfield Renewable Corp. ................. 12,012 435,555
Brookfield Wealth Solutions Ltd.
(a) (b)
............. 1,573 71,045
BRP, Inc. .............................. 7,293 408,099
Canacol Energy Ltd.
(a) (b) (c)
................... 58,240 —
Canadian Tire Corp. Ltd. , Class A , NVS .......... 9,870 1,372,652
Canadian Utilities Ltd. , Class A , NVS ............ 15,015 536,001
Capital Power Corp. ....................... 21,307 1,019,429
Cascades, Inc. .......................... 68,549 543,002
Centerra Gold, Inc. ........................ 166,309 2,894,353
Chartwell Retirement Residences .............. 39,955 633,585
Chemtrade Logistics Income Fund ............. 94,237 1,184,250
Choice Properties REIT .................... 16,481 182,846
Cogeco Communications, Inc. ................ 8,506 394,131
Cogeco, Inc. ............................ 11,440 531,680
Colliers International Group, Inc. ............... 3,003 313,929
CT REIT
(a)
............................. 163,592 2,110,010
Definity Financial Corp. ..................... 4,799 244,658
Descartes Systems Group, Inc. (The)
(b)
.......... 5,148 371,447
Discovery Silver Corp.
(b)
.................... 58,201 359,057
Docebo, Inc.
(a) (b)
.......................... 33,748 645,221
DPM Metals, Inc. ......................... 71,071 2,386,387
Eldorado Gold Corp. ....................... 38,198 1,180,233
Empire Co. Ltd. , Class A , NVS ................ 35,674 1,221,218
Energy Fuels, Inc.
(a) (b)
...................... 6,578 142,180
Ensign Energy Services, Inc.
(b)
................ 132,561 373,769
EQB, Inc. .............................. 3,511 318,648
Extendicare, Inc. ......................... 28,314 624,915
Finning International, Inc. ................... 50,479 3,696,876
First Capital REIT ........................ 41,413 713,108
Frontera Energy Corp. ..................... 79,937 864,486
G Mining Ventures Corp.
(a) (b)
.................. 14,157 490,677
Gibson Energy, Inc. ....................... 33,247 728,162
Groupe Dynamite, Inc. ..................... 3,146 205,549
H&R REIT ............................. 44,373 349,209
Hammond Power Solutions, Inc.
(a)
............. 2,274 484,097
Kinaxis, Inc.
(b)
........................... 1,001 103,420
Labrador Iron Ore Royalty Corp. ............... 28,028 585,795
Lassonde Industries, Inc. , Class A ............. 3,800 625,300
Leon's Furniture Ltd. ...................... 23,595 455,971
Lightspeed Commerce, Inc.
(b)
................. 10,725 99,406
Linamar Corp. ........................... 6,435 430,579
Major Drilling Group International, Inc.
(a) (b)
........ 98,098 1,131,664
Martinrea International, Inc. .................. 41,756 308,632
Mattr Corp.
(b)
............................ 28,743 201,657
MDA Space Ltd.
(b)
........................ 40,469 1,237,591
Methanex Corp. .......................... 16,451 1,076,427
Morguard North American Residential REIT
(a)
...... 37,352 463,342
Mullen Group Ltd. ........................ 21,612 327,119
NGEx Minerals Ltd.
(b)
...................... 36,372 672,896
North West Co., Inc. (The) ................... 8,218 307,823
Northern Dynasty Minerals Ltd.
(a) (b)
............. 131,131 276,096
Novagold Resources, Inc.
(a) (b)
................. 31,460 254,765
Security Shares Value
a
Canada (continued)
OceanaGold Corp. ........................ 28,314 $ 876,716
Onex Corp. ............................. 17,446 1,469,941
Open Text Corp. ......................... 51,909 1,176,632
OR Royalties, Inc. ........................ 15,158 558,291
Orla Mining Ltd. .......................... 33,605 440,364
Parex Resources, Inc. ..................... 9,724 204,882
Pason Systems, Inc. ....................... 66,209 680,929
Peyto Exploration & Development Corp.
(a)
........ 10,502 201,095
PHX Energy Services Corp. .................. 25,182 228,211
PrairieSky Royalty Ltd. ..................... 33,319 841,591
Precision Drilling Corp.
(b)
.................... 11,154 1,040,389
Primaris REIT ........................... 39,231 544,991
Quebecor, Inc. , Class B .................... 2,717 114,373
Real Matters, Inc.
(b)
....................... 69,498 294,190
RFA Financial, Inc.
(a)
....................... 16,491 295,499
Rockpoint Gas Storage, Inc. , Class A ........... 20,163 439,672
Russel Metals, Inc. ........................ 33,605 1,307,981
Secure Waste Infrastructure Corp. ............. 48,620 828,618
Sienna Senior Living, Inc. ................... 16,445 283,294
Silvercorp Metals, Inc. ..................... 17,303 208,016
Skeena Resources Ltd.
(b)
................... 14,300 416,993
Solaris Resources, Inc.
(b)
.................... 16,159 165,474
South Bow Corp. ......................... 17,732 607,014
Spin Master Corp.
(d)
....................... 25,311 384,598
Sprott, Inc. ............................. 1,947 254,292
SSR Mining, Inc.
(b)
........................ 16,139 464,965
Stella-Jones, Inc. ......................... 1,573 97,343
Superior Plus Corp. ....................... 27,885 153,964
Torex Gold Resources, Inc. .................. 23,881 983,475
TransAlta Corp. .......................... 120,406 1,500,698
Transcontinental, Inc. , Class A ................ 47,360 185,138
Trican Well Service Ltd. .................... 413,127 2,192,841
Triple Flag Precious Metals Corp. .............. 21,879 698,401
Vermilion Energy, Inc. ...................... 38,610 521,300
West Fraser Timber Co. Ltd. ................. 3,289 208,234
Westshore Terminals Investment Corp. .......... 33,748 882,737
65,928,953
a
China  —  1 .4%
Anton Oilfield Services Group ................ 4,290,000 575,104
Ascentage Pharma Group International
(b) (d)
........ 28,600 164,784
Duality Biotherapeutics, Inc.
(b)
................ 13,900 496,021
Goodbaby International Holdings Ltd. ........... 1,859,000 210,289
HBM Holdings Ltd.
(b) (d)
...................... 429,000 713,315
HUTCHMED China Ltd.
(a) (b)
.................. 214,500 583,573
Immunotech Biopharm Ltd.
(b)
................. 429,000 56,963
Laekna, Inc.
(b)
........................... 71,500 131,110
Microport Scientific Corp.
(b)
.................. 71,500 80,315
Minth Group Ltd. ......................... 42,900 187,613
Mobvista, Inc.
(b) (d)
......................... 329,000 687,953
NetDragon Websoft Holdings Ltd. .............. 357,500 395,310
Newborn Town, Inc.
(a) (b)
..................... 380,000 448,094
TCL Electronics Holdings Ltd. ................ 572,000 1,105,369
Wasion Holdings Ltd. ...................... 572,000 1,983,530
Xin Point Holdings Ltd. ..................... 715,000 389,381
Xingda International Holdings Ltd. ............. 700,000 107,245
XtalPi Holdings Ltd.
(b)
...................... 143,000 175,744
8,491,713
a
Denmark  —  2 .3%
AL Sydbank ............................ 24,596 2,097,735
ALK-Abello A.S. .......................... 16,646 623,486
Chemometec A.S. ........................ 6,721 338,887
D/S Norden A.S. ......................... 8,767 414,857
Demant A.S.
(a) (b)
.......................... 8,580 272,103

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Denmark (continued)
GN Store Nord A.S.
(a) (b)
..................... 6,864 $ 103,245
Gubra A.S. ............................. 13,585 679,081
H Lundbeck A.S. ......................... 10,895 73,243
ISS A.S. ............................... 73,502 2,696,392
NKT A.S.
(b)
............................. 16,302 2,408,006
Pandora A.S. ........................... 6,864 522,343
Per Aarsleff Holding A.S. .................... 9,438 1,099,186
Ringkjoebing Landbobank A.S. ................ 2,944 735,592
ROCKWOOL A.S. , Class B
(a)
................. 10,439 303,884
Royal Unibrew A.S. ....................... 6,920 462,798
Saniona AB
(b)
........................... 53,482 80,981
Scandinavian Tobacco Group A.S. , Class A
(d)
...... 47,047 498,020
Solar A.S. , Class B
(a) (b)
..................... 16,445 535,993
Zealand Pharma A.S.
(b)
..................... 15,587 737,206
14,683,038
a
Finland  —  1 .0%
Endomines Finland OYJ
(b)
................... 6,864 76,682
Harvia OYJ ............................. 1,716 71,496
Hiab OYJ .............................. 15,873 943,576
HKFoods OYJ ........................... 122,551 229,556
Kemira OYJ ............................ 45,760 948,893
Konecranes OYJ ......................... 63,063 2,071,178
Marimekko OYJ .......................... 42,042 489,478
Nokian Renkaat OYJ ...................... 40,040 492,603
Outokumpu OYJ ......................... 105,248 707,943
Puuilo OYJ ............................. 7,362 112,325
Tekova OYJ ............................ 40,898 63,840
Tieto OYJ .............................. 9,646 215,501
YIT OYJ
(b)
.............................. 40,087 118,796
6,541,867
a
France  —  5 .6%
Abivax SA
(b)
............................ 9,295 1,075,323
Alstom SA
(b)
............................ 36,179 726,991
Alten SA ............................... 1,144 76,215
Amoeba SAS
(b)
.......................... 90,805 93,210
Arkema SA ............................. 2,574 187,861
Atos SE
(a) (b)
............................. 1,287 49,942
Ayvens SA
(d)
............................ 43,186 584,404
Beneteau SACA ......................... 22,022 177,221
Canal+ SA
(b)
............................ 163,163 509,323
Carmila SA ............................. 9,357 186,889
Carrefour SA ............................ 63,635 1,265,914
Cie des Alpes ........................... 21,900 569,320
Coface SA ............................. 84,799 1,572,499
Criteo SA , ADR
(a) (b)
........................ 14,300 270,842
Derichebourg SA ......................... 102,102 1,087,754
Edenred SE ............................ 31,031 777,142
Elis SA ................................ 3,514 108,583
Eurazeo SE ............................ 10,926 596,333
Euronext N.V.
(d)
.......................... 10,725 1,795,270
Exail Technologies SA , NVS
(a) (b)
............... 2,288 331,904
FDJ UNITED ............................ 43,653 1,185,924
Forvia SE
(b)
............................. 27,313 321,980
Gaztransport Et Technigaz SA ................ 7,865 1,913,508
Gecina SA ............................. 19,615 1,658,335
ICADE
(b)
............................... 24,893 599,287
Interparfums SA .......................... 4,719 131,300
Inventiva SACA
(b) (d)
........................ 8,580 43,685
IPSOS SA ............................. 14,586 618,589
Kaufman & Broad SA ...................... 9,345 303,590
Klepierre SA ............................ 55,627 2,253,795
Lagardere SA ........................... 7,804 169,917
Louis Hachette Group , NVS .................. 509,223 989,915
Security Shares Value
a
France (continued)
Mercialys SA ............................ 62,552 $ 916,147
Mersen SA ............................. 2,288 86,089
Nanobiotix SA
(b)
.......................... 7,150 241,555
Nexans SA ............................. 5,226 975,453
Nexity SA
(b)
............................. 11,869 117,821
Opmobility ............................. 17,446 294,785
Quadient SA ............................ 16,874 230,745
Renault SA ............................. 41,066 1,442,616
Rexel SA .............................. 46,904 1,983,723
SCOR SE .............................. 27,027 1,008,453
Sopra Steria Group ....................... 1,206 188,176
SPIE SA ............................... 11,583 672,076
STIF SA , NVS
(a)
.......................... 2,574 140,633
Technip Energies N.V. ..................... 12,012 568,258
Teleperformance SE ....................... 5,148 348,670
Television Francaise 1 SA ................... 95,381 758,698
THX Pharma SACA
(b)
...................... 40,183 159,403
Trigano SA ............................. 1,573 289,274
Valeo SE .............................. 40,469 509,397
Vicat SACA ............................. 13,442 949,196
Virbac SACA ............................ 715 312,309
Viridien
(b)
.............................. 1,287 218,900
Vivendi SE ............................. 181,181 422,966
Vusion
(a)
............................... 1,144 163,177
Wendel SE ............................. 1,377 136,452
Worldline SA
(b) (d)
......................... 142,285 41,973
35,409,710
a
Germany  —  4 .8%
AIXTRON SE ........................... 8,202 453,192
Alzchem Group AG ....................... 3,289 639,424
Amadeus Fire AG ........................ 3,861 109,284
Aroundtown SA
(b)
......................... 49,764 143,883
Atoss Software SE ........................ 7,722 717,783
Aumovio SE
(b)
........................... 14,443 626,371
Aurubis AG ............................. 8,824 1,898,835
Auto1 Group SE
(b)
........................ 16,159 345,148
Bechtle AG ............................. 7,934 270,028
Bilfinger SE ............................. 8,008 923,570
Brenntag SE
(a)
........................... 3,432 249,935
CTS Eventim AG & Co. KGaA ................ 5,369 354,374
Delivery Hero SE
(b) (d)
....................... 31,317 762,199
Deutsche Lufthansa AG , Registered
(a)
........... 46,761 400,669
Deutsche Pfandbriefbank AG
(a) (d)
............... 105,677 403,097
Deutz AG .............................. 45,930 537,080
Duerr AG .............................. 11,011 273,235
DWS Group GmbH & Co. KGaA
(d)
............. 1,519 105,221
flatexDEGIRO SE ........................ 35,178 1,258,659
Freenet AG ............................. 36,322 1,156,848
Friedrich Vorwerk Group SE ................. 9,009 772,776
GEA Group AG .......................... 21,736 1,486,342
Heidelberger Druckmaschinen AG
(a) (b)
........... 94,670 163,565
HelloFresh SE
(a) (b)
........................ 14,586 79,211
Hensoldt AG
(a)
........................... 3,003 270,972
HUGO BOSS AG
(a)
........................ 22,880 970,264
Innoscripta SE ........................... 858 68,073
Jumia Technologies AG , ADR
(a) (b)
.............. 42,042 298,078
K+S AG , Registered ....................... 18,622 348,395
KION Group AG .......................... 3,003 156,731
Krones AG ............................. 5,577 807,137
LANXESS AG
(a)
.......................... 8,151 173,700
MLP SE
(a)
.............................. 14,202 133,179
Mutares SE & Co. KGaA .................... 5,148 149,118
Nemetschek SE .......................... 6,864 498,148
Nordex SE
(b)
............................ 20,163 1,149,743

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Germany (continued)
PATRIZIA SE ........................... 22,022 $ 193,611
ProSiebenSat.1 Media SE ................... 27,170 129,083
Puma SE .............................. 6,197 189,714
PVA TePla AG
(b)
.......................... 6,062 261,144
QIAGEN N.V. ........................... 40,241 1,372,682
Rational AG ............................ 320 233,983
RENK Group AG ......................... 10,172 646,482
SAF-Holland SE ......................... 28,314 584,378
Salzgitter AG ............................ 22,594 1,278,040
Schaeffler AG ........................... 105,105 999,306
Scout24 SE
(d)
........................... 13,442 1,119,212
SGL Carbon SE
(b)
........................ 31,031 159,422
Sixt SE ............................... 3,718 297,512
SMA Solar Technology AG
(b)
................. 1,859 119,117
SUSS MicroTec SE ....................... 2,027 181,465
TAG Immobilien AG ....................... 13,494 235,321
TeamViewer SE
(b) (d)
....................... 25,311 141,422
thyssenkrupp AG ......................... 58,058 690,954
Tkms AG& Co. KGaA
(b)
..................... 5,291 544,034
United Internet AG , Registered ................ 10,639 334,249
Wacker Chemie AG ....................... 1,573 172,613
Zalando SE
(b) (d)
.......................... 43,472 1,073,754
30,111,765
a
Hong Kong  —  2 .2%
AGTech Holdings Ltd.
(a) (b)
................... 3,236,000 206,575
Aux Electric Co. Ltd.
(b)
...................... 28,600 34,236
Best Pacific International Holdings Ltd. .......... 286,000 106,985
Bright Smart Securities & Commodities Group Ltd.
(a) (b)
572,000 907,933
Canbridge Pharmaceuticals, Inc.
(b)
............. 429,000 115,184
Champion REIT .......................... 858,000 256,192
Chow Sang Sang Holdings International Ltd. ...... 286,000 428,995
CK Life Sciences Int'l Holdings, Inc.
(a) (b)
.......... 1,716,000 158,230
Crystal International Group Ltd.
(d)
.............. 214,500 182,058
DFI Retail Group Holdings Ltd. ................ 100,100 418,418
Emperor Capital Group Ltd.
(b)
................. 12,870,000 141,311
Emperor Watch & Jewellery Ltd. ............... 8,580,000 328,631
EVA Precision Industrial Holdings Ltd.
(a)
.......... 3,146,000 302,700
First Pacific Co. Ltd. ....................... 2,288,000 1,605,357
Giordano International Ltd.
(a)
................. 2,288,000 435,253
HashKey Holdings Ltd.
(b)
.................... 114,400 59,938
Hong Kong Technology Venture Co. Ltd.
(a)
........ 860,000 119,154
Impro Precision Industries Ltd.
(d)
............... 143,000 190,472
Insilico Medicine Cayman TopCo
(a) (b)
............ 71,500 585,172
Johnson Electric Holdings Ltd. ................ 214,500 582,082
KLN Logistics Group Ltd.
(a)
.................. 71,500 61,583
Melco International Development Ltd.
(b)
.......... 429,000 234,738
MGM China Holdings Ltd. ................... 228,800 343,466
Midland Holdings Ltd.
(b)
..................... 1,144,000 416,266
Modern Dental Group Ltd.
(a)
.................. 286,000 219,087
New World Development Co. Ltd.
(b)
............. 143,000 156,048
PAX Global Technology Ltd. .................. 286,000 142,407
PCCW Ltd. ............................. 143,000 110,525
Solomon Systech International Ltd.
(a) (b)
........... 4,862,000 250,125
Stella International Holdings Ltd.
(a)
............. 357,500 678,257
Texwinca Holdings Ltd. ..................... 2,002,000 315,965
TradeGo Fintech Ltd.
(b)
..................... 1,144,000 170,888
TS Lines Ltd.
(a)
.......................... 286,000 295,037
United Laboratories International Holdings Ltd. (The)
(a)
572,000 687,826
Valuetronics Holdings Ltd.
(a)
.................. 850,300 682,609
Victory Securities Holdings Co. Ltd. ............ 286,000 164,680
VSTECS Holdings Ltd. ..................... 570,000 746,732
VTech Holdings Ltd. ....................... 100,100 770,879
13,611,994
a
Security Shares Value
a
Ireland  —  0 .2%
Cairn Homes PLC ........................ 74,217 $ 189,888
Glanbia PLC ............................ 19,591 454,801
Glenveagh Properties PLC
(b) (d)
................ 171,274 424,143
kneat.com, inc.
(a) (b)
........................ 24,453 81,369
1,150,201
a
Israel  —  1 .3%
Africa Israel Residences Ltd. ................. 2,944 235,852
Altshuler Shaham Finance Ltd. ................ 63,645 154,613
Aryt Industries Ltd. ........................ 34,463 490,633
Ashdod Refinery Ltd.
(a) (b)
.................... 29,971 1,021,825
AudioCodes Ltd. ......................... 28,028 248,705
Brainsway Ltd.
(b)
......................... 8,437 140,533
Cellcom Israel Ltd. ........................ 8,008 98,367
Delek Automotive Systems Ltd.
(a)
.............. 76,791 584,133
El Al Israel Airlines ........................ 27,885 125,347
Electra Consumer Products 1970 Ltd. ........... 4,513 126,552
Equital Ltd.
(b)
............................ 1 43
IDI Insurance Co. Ltd. ...................... 1,287 99,435
Kamada Ltd.
(a)
........................... 4,576 37,276
Max Stock Ltd. .......................... 13,156 131,214
Oil Refineries Ltd. ........................ 3,055,481 1,563,113
Partner Communications Co. Ltd. .............. 29,029 386,254
Paz Retail And Energy Ltd. .................. 3,941 1,089,616
Property & Building Corp. Ltd.
(a)
............... 6,650 800,159
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. 572 70,633
Retailors Ltd.
(a)
.......................... 34,892 424,930
Tamar Petroleum Ltd.
(d)
..................... 19,305 200,897
Telsys Ltd.
(a)
............................ 2,944 316,397
Veridis Environment Ltd.
(b)
................... 6,264 93,989
8,440,516
a
Italy  —  3 .2%
A2A SpA .............................. 767,910 2,186,801
ACEA SpA ............................. 68,497 1,795,946
Banca Generali SpA ....................... 9,786 641,876
Banca IFIS SpA .......................... 38,181 1,040,187
BFF Bank SpA
(b) (d)
........................ 16,339 39,764
Buzzi SpA .............................. 3,432 187,915
Cembre SpA ............................ 4,433 405,297
Credito Emiliano SpA ...................... 10,296 182,465
d'Amico International Shipping SA ............. 103,675 973,425
Danieli & C Officine Meccaniche SpA ........... 6,149 481,588
De' Longhi SpA .......................... 9,641 374,903
Enav SpA
(d)
............................. 164,308 961,841
ERG SpA .............................. 10,068 272,094
Eviso SpA
(a)
............................ 12,727 123,679
Fincantieri SpA
(b)
......................... 14,876 209,210
Hera SpA .............................. 143,715 678,188
Immobiliare Grande Distribuzione SIIQ SpA ....... 67,843 339,771
Industrie Chimiche Forestali SpA .............. 6,292 45,785
Iren SpA ............................... 274,417 839,732
Italgas SpA ............................. 87,892 1,061,719
Italian Wine Brands SpA .................... 7,293 169,648
Iveco Group N.V. ......................... 55,341 907,783
Lottomatica Group SpA ..................... 4,004 117,725
Maire SpA ............................. 7,722 142,803
MFE-MediaForEurope N.V. , Class B ............ 125,601 543,949
Moltiply Group SpA ....................... 4,004 160,256
NewPrinces SpA , NVS
(a) (b)
................... 19,591 387,661
Nexi SpA
(d)
............................. 235,950 1,124,674
OVS SpA
(d)
............................. 177,177 1,054,410
Piaggio & C SpA
(a)
........................ 302,731 572,071
Pirelli & C SpA
(d)
......................... 22,517 154,877
RAI Way SpA
(d)
.......................... 40,040 287,908

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Italy (continued)
Reply SpA ............................. 3,146 $ 348,810
Safilo Group SpA
(b)
........................ 94,523 177,499
Saipem SpA ............................ 54,054 292,867
SOL SpA .............................. 6,578 444,687
Technogym SpA
(d)
........................ 20,190 475,674
20,205,488
a
Japan  —  24 .1%
3-D Matrix Ltd.
(b)
......................... 14,300 46,920
A&D HOLON Holdings Co Ltd ................ 14,300 262,683
Abalance Corp.
(a)
......................... 14,300 43,986
AD Works Group Co. Ltd.
(a)
.................. 14,300 37,229
ADEKA Corp. ........................... 28,600 716,303
Advance Residence Investment Corp. ........... 572 589,702
Ahresty Corp. ........................... 14,300 76,080
Aichi Corp. ............................. 100,100 894,435
Aizawa Securities Group Co. Ltd. .............. 28,600 264,390
Alpen Co. Ltd. ........................... 14,300 179,669
AlphaPolis Co. Ltd.
(a)
...................... 28,600 198,607
Amano Corp. ........................... 28,600 653,791
Ambition Dx Holdings Co. Ltd. ................ 14,300 219,454
Amiya Corp.
(a)
........................... 14,300 267,073
Amiyaki Tei Co. Ltd. ....................... 42,900 365,779
and ST HD Co. Ltd. ....................... 17,100 327,462
Anritsu Corp. ............................ 14,300 374,333
Aoyama Trading Co. Ltd. .................... 87,900 443,110
ARE Holdings, Inc. ........................ 14,300 327,349
Artience Co. Ltd. ......................... 18,800 468,927
Artner Co. Ltd.
(a)
......................... 28,600 348,312
ASAHI YUKIZAI CORP. .................... 28,600 1,048,692
ASIRO, Inc.
(a)
........................... 14,300 178,689
ASKA Pharmaceutical Holdings Co. Ltd. ......... 28,600 532,705
ASKUL Corp. ........................... 28,600 214,943
BASE, Inc. ............................. 171,600 315,587
Billing System Corp. ....................... 14,300 99,736
Blue Innovation Co. Ltd.
(a) (b)
.................. 14,200 158,648
BML, Inc. .............................. 5,200 126,716
Business Engineering Corp. ................. 31,900 245,839
Careerlink Co. Ltd. ........................ 14,300 213,986
Chugoku Marine Paints Ltd. .................. 42,900 878,689
Citizen Watch Co. Ltd. ..................... 28,600 331,362
CKD Corp. ............................. 14,300 554,098
Computer Engineering & Consulting Ltd. ......... 14,300 177,118
Cosel Co. Ltd. ........................... 42,900 348,729
Cybozu, Inc. ............................ 14,300 190,576
Daicel Corp. ............................ 71,500 560,620
Dai-Dan Co. Ltd. ......................... 14,300 255,398
Daido Steel Co. Ltd. ....................... 28,600 334,360
Daidoh Ltd.
(a)
............................ 60,100 265,937
Daihen Corp. ........................... 2,400 237,441
Daiwa Industries Ltd. ...................... 45,200 552,551
Daiwa Securities Living Investments Corp. , Class A .. 429 295,064
Daiwabo Holdings Co. Ltd. .................. 14,300 291,198
DeNA Co. Ltd. ........................... 4,000 65,271
Dentsu Soken, Inc. ........................ 57,200 804,467
Dexerials Corp. .......................... 42,900 669,533
Digital Arts, Inc. .......................... 4,600 164,443
DMG Mori Co. Ltd. ........................ 28,600 532,945
Dowa Holdings Co. Ltd. .................... 900 54,766
DTS Corp. ............................. 200,200 1,304,680
Endo Lighting Corp. ....................... 14,300 257,321
eole, Inc.
(a) (b)
............................ 57,200 184,145
Eternal Hospitality Group Co. Ltd. .............. 20,000 384,949
ExaWizards, Inc.
(a) (b)
....................... 28,600 132,858
Financial Partners Group Co. Ltd. .............. 71,500 729,336
Security Shares Value
a
Japan (continued)
Focus Systems Corp. ...................... 14,300 $ 138,253
For Startups, Inc.
(b)
........................ 14,300 111,043
Freee KK
(a) (b)
............................ 14,300 208,621
Frontier Real Estate Investment Corp. ........... 429 234,565
Fujimi, Inc. ............................. 14,300 295,775
Fukuda Denshi Co. Ltd. .................... 4,200 271,077
Furuno Electric Co. Ltd. .................... 14,300 663,505
Fuyo General Lease Co. Ltd. ................. 42,900 1,187,782
G-7 Holdings, Inc. ........................ 14,300 117,596
Genki Global Dining Concepts Corp.
(a)
........... 14,300 255,214
Geo Holdings Corp. ....................... 14,300 170,414
Global One Real Estate Investment Corp. ........ 166 129,643
GMO Financial Holdings, Inc.
(a)
............... 28,600 188,132
GMO internet group, Inc. .................... 29,200 577,931
GMO Internet, Inc.
(a)
....................... 71,500 262,096
GREE Holdings, Inc. ...................... 42,900 99,377
H.U. Group Holdings, Inc. ................... 5,400 107,740
H2O Retailing Corp. ....................... 14,300 209,830
Hakuto Co. Ltd. .......................... 1,100 29,409
Hanwa Co. Ltd. .......................... 17,400 179,723
Heiwa Real Estate Co. Ltd. .................. 42,900 665,599
Hibiya Engineering Ltd. ..................... 8,000 153,675
Hioki EE Corp. .......................... 3,800 270,845
Hirakawa Hewtech Corp. .................... 14,995 388,206
Hokkaido Electric Power Co., Inc.
(a)
............. 100,100 650,815
Hokko Chemical Industry Co. Ltd. .............. 14,300 155,629
Hokuetsu Corp. .......................... 32,000 181,728
Hosiden Corp. ........................... 28,600 507,951
Human Technologies, Inc. ................... 14,300 136,468
Ichibanya Co. Ltd. ........................ 14,300 79,011
Ichigo, Inc. ............................. 57,200 182,532
Ichinen Holdings Co. Ltd. ................... 14,300 197,116
Idec Corp. ............................. 5,200 111,023
I'll, Inc. ................................ 14,300 219,146
i-mobile Co. Ltd. ......................... 85,800 287,071
IMV Corp. .............................. 28,600 642,576
Inabata & Co. Ltd. ........................ 28,600 705,032
Insource Co. Ltd. ......................... 71,500 313,283
Intermestic, Inc. .......................... 42,900 581,973
Ise Chemicals Corp. ....................... 14,300 479,475
Iseki & Co. Ltd. .......................... 57,200 620,169
Itoki Corp. .............................. 64,900 1,318,503
JAFCO Group Co. Ltd. ..................... 42,900 589,831
Japan Communications, Inc.
(b)
................ 128,700 102,812
Japan Investment Adviser Co. Ltd. ............. 57,200 801,847
Japan Logistics Fund, Inc. ................... 2,145 1,306,488
Japan Petroleum Exploration Co. Ltd. ........... 114,400 1,636,605
Japan PropTech Co. Ltd. .................... 14,300 50,923
Japan Pulp & Paper Co. Ltd. ................. 202,900 1,434,308
Japan Securities Finance Co. Ltd. ............. 57,200 787,480
JCU Corp. ............................. 14,300 608,215
Jeol Ltd. ............................... 900 36,204
JP-Holdings, Inc. ......................... 102,500 430,843
Juki Corp. .............................. 85,800 421,433
JVCKenwood Corp. ....................... 114,400 862,276
Kagome Co. Ltd. ......................... 14,300 245,705
Kamei Corp. ............................ 71,500 1,463,564
Kanadevia Corp. ......................... 45,800 352,996
Kappa Create Co. Ltd.
(a)
.................... 28,600 277,401
Keihanshin Building Co. Ltd. ................. 74,500 895,154
Keikyu Corp. ............................ 28,600 280,407
Kissei Pharmaceutical Co. Ltd. ................ 3,500 97,809
Ki-Star Real Estate Co. Ltd. .................. 28,600 579,814
Kitahama Capital Partners Co. Ltd.
(a) (b)
........... 341,200 63,203

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Kitz Corp. .............................. 115,600 $ 1,556,308
Kokuyo Co. Ltd. .......................... 157,300 783,510
Komori Corp. ........................... 28,600 274,287
Konishi Co. Ltd. .......................... 44,700 404,788
Koshidaka Holdings Co. Ltd. ................. 18,600 118,570
Kotobuki Spirits Co. Ltd. .................... 58,400 750,727
KPP Group Holdings Co. Ltd. ................. 145,300 900,367
Kraftia Corp. ............................ 3,800 234,372
kubell Co. Ltd.
(a) (b)
......................... 57,200 99,374
Kurabo Industries Ltd. ..................... 28,600 1,729,023
Kurimoto Ltd. ........................... 28,600 277,243
Kyorin Pharmaceutical Co. Ltd. ............... 28,600 282,984
Kyushu Financial Group, Inc. ................. 85,800 700,690
LaSalle Logiport REIT ...................... 1,287 1,258,026
Life Corp. .............................. 73,700 1,211,145
Lion Corp. ............................. 14,300 139,887
Macnica Holdings, Inc. ..................... 16,100 271,962
Mani, Inc. .............................. 14,300 156,122
Maruchiyo Yamaokaya Corp.
(a)
................ 14,300 280,419
Maruichi Steel Tube Ltd. .................... 171,600 1,593,572
Maruzen Showa Unyu Co. Ltd. ................ 14,300 708,049
Max Co. Ltd. ............................ 68,800 736,653
Meidensha Corp. ......................... 7,000 382,450
MEITEC Group Holdings, Inc. ................ 32,000 640,888
Metaplanet, Inc.
(a) (b)
....................... 114,400 245,973
METAWATER Co. Ltd. ..................... 28,600 618,631
Micronics Japan Co. Ltd. .................... 16,900 1,420,877
MIMAKI ENGINEERING CO. LTD. ............. 28,600 274,060
Mitsubishi Logistics Corp. ................... 43,000 385,151
Mitsubishi Paper Mills Ltd. ................... 57,200 341,502
Mitsubishi Steel Manufacturing Co. Ltd. .......... 14,300 163,957
Mitsui DM Sugar Co. Ltd. ................... 4,000 84,675
Mitsui Matsushima Holdings Co. Ltd. ............ 71,500 618,703
Mizuho Leasing Co. Ltd. .................... 57,200 520,083
Mizuho Medy Co. Ltd. ...................... 42,900 485,983
Mizuno Corp. ........................... 28,600 607,181
Mochida Pharmaceutical Co. Ltd. .............. 20,300 436,700
Monex Group, Inc. ........................ 114,400 491,146
Monogatari Corp. (The) ..................... 17,500 470,749
Mori Hills REIT Investment Corp. , Class A ........ 143 122,572
Mori Trust REIT, Inc. ....................... 2,574 1,248,468
Morinaga & Co. Ltd. ....................... 42,900 732,048
Moriroku Co. Ltd. ......................... 14,300 221,881
MOS Food Services, Inc. ................... 14,900 375,462
MrMax Holdings Ltd. ...................... 28,600 128,411
MTG Co. Ltd. ........................... 14,300 537,279
Mugen Estate Co. Ltd. ..................... 42,900 609,586
m-up Holdings, Inc. ....................... 128,700 592,716
Nagano Keiki Co. Ltd. ...................... 14,300 281,266
Nagase & Co. Ltd. ........................ 246,400 1,853,294
NE, Inc.
(a) (b)
............................. 57,200 112,471
Netstars Co. Ltd.
(a) (b)
....................... 42,900 235,363
NHK Spring Co. Ltd. ....................... 14,300 261,277
Nichias Corp. ........................... 42,900 851,186
Nihon Kohden Corp. ....................... 28,600 266,388
Nihon Parkerizing Co. Ltd. ................... 42,900 394,517
Nippon Gas Co. Ltd. ....................... 57,200 981,930
NIPPON REIT Investment Corp. ............... 1,753 1,002,162
Nishi-Nippon Financial Holdings, Inc. ........... 101,800 2,556,108
Nissan Shatai Co. Ltd. ..................... 28,600 165,786
Nisshin Oillio Group Ltd. (The) ................ 9,900 113,873
Nisshinbo Holdings, Inc. .................... 14,300 188,631
Nissui Corp. ............................ 128,700 1,001,987
Nittetsu Mining Co. Ltd. ..................... 85,800 1,345,818
Security Shares Value
a
Japan (continued)
Nitto Kogyo Corp. ........................ 14,300 $ 413,642
Nomura Co. Ltd. ......................... 42,900 320,454
Nomura Micro Science Co. Ltd. ............... 14,300 337,166
North Pacific Bank Ltd. ..................... 100,100 636,470
NSD Co. Ltd. ........................... 57,200 981,921
Obara Group, Inc.
(a)
....................... 4,700 166,144
Ohsho Food Service Corp. .................. 5,900 110,346
Okamoto Machine Tool Works Ltd. ............. 14,300 385,042
Okamura Corp. .......................... 16,600 266,367
Okasan Securities Group, Inc. ................ 100,100 577,975
Okumura Corp. .......................... 14,300 562,090
Okuwa Co. Ltd. .......................... 14,300 71,238
Onward Holdings Co. Ltd. ................... 128,700 608,683
Osaka Steel Co. Ltd.
(a) (b)
.................... 14,300 224,723
OSAKA Titanium Technologies Co. Ltd.
(a)
......... 14,300 233,074
Osaki Electric Co. Ltd. ..................... 28,600 373,577
Oyo Corp. .............................. 28,600 500,074
PAL GROUP Holdings Co. Ltd. ................ 57,200 547,685
PeptiDream, Inc.
(b)
........................ 14,300 105,412
Pharma Foods International Co. Ltd.
(a)
........... 71,500 292,978
PHC Holdings Corp. ....................... 14,300 91,177
Plaid, Inc.
(a) (b)
............................ 57,200 195,005
Press Kogyo Co. Ltd. ...................... 128,700 649,181
PROGRIT, Inc.
(a)
......................... 28,600 135,484
Quick Co. Ltd. ........................... 85,800 461,182
Rasa Industries Ltd. ....................... 143,000 1,954,003
Rigaku Holdings Corp. ..................... 14,300 246,440
Riken Technos Corp. ...................... 117,800 1,247,972
Riken Vitamin Co. Ltd. ..................... 28,600 505,850
Riso Kagaku Corp. ........................ 28,600 190,579
Round One Corp. ........................ 45,600 247,674
Royal Holdings Co. Ltd.
(a)
................... 14,300 125,229
Saibu Gas Holdings Co. Ltd. ................. 42,900 613,436
Saizeriya Co. Ltd. ........................ 28,600 928,032
Sanki Engineering Co. Ltd. .................. 171,600 2,644,446
Sansan, Inc.
(b)
........................... 42,900 347,866
Sansei Technologies, Inc. ................... 30,600 413,955
Santec Holdings Corp. ..................... 14,300 2,565,118
Sanyo Denki Co. Ltd. ...................... 6,600 292,194
Science Arts, Inc.
(a) (b)
...................... 14,300 147,305
Seiko Electric Co. Ltd.
(a)
.................... 28,600 462,755
Seikoh Giken Co. Ltd.
(a)
.................... 14,300 2,659,246
Sekisui House REIT, Inc. .................... 858 465,843
Senshu Electric Co. Ltd. .................... 32,400 1,263,028
Sharingtechnology, Inc. ..................... 71,500 534,533
Shibaura Machine Co. Ltd. .................. 18,100 485,800
Shibaura Mechatronics Corp. ................. 47,500 1,475,733
Shibuya Corp. ........................... 2,800 60,866
Shikoku Kasei Holdings Corp. ................ 29,500 943,971
Shima Seiki Manufacturing Ltd. ............... 71,500 427,035
Shin Nippon Biomedical Laboratories Ltd. ........ 14,300 131,316
Shinmaywa Industries Ltd. ................... 14,300 233,767
Ship Healthcare Holdings, Inc. ................ 14,300 212,806
SHO-BOND Holdings Co. Ltd. ................ 35,600 301,130
SIGMAXYZ Holdings, Inc. ................... 28,600 117,195
Softfront Holdings KK
(a) (b)
.................... 71,500 83,578
Software Service, Inc. ...................... 1,000 72,100
Solasia Pharma KK
(a) (b)
..................... 827,200 176,233
Soliton Systems KK ....................... 28,600 326,615
St Marc Holdings Co. Ltd. ................... 14,300 245,435
Star Mica Holdings Co. Ltd. .................. 71,500 747,632
StemRIM, Inc.
(a) (b)
......................... 42,900 83,027
Sumiseki Holdings, Inc. ..................... 28,600 139,540
Sumitomo Bakelite Co. Ltd. .................. 19,500 686,808

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Sun Corp.
(a) (b)
........................... 3,500 $ 193,978
Suzuken Co. Ltd. ......................... 28,600 1,012,330
SWCC Corp. ............................ 2,200 225,185
Systems Engineering Consultants Co. Ltd. ........ 14,300 276,709
Systena Corp. ........................... 57,200 156,474
T&S Group, Inc.
(a)
........................ 14,300 155,997
Taihei Dengyo Kaisha Ltd. ................... 42,900 785,577
Takaoka Toko Co. Ltd. ..................... 14,300 690,448
Takara Holdings, Inc. ...................... 58,900 665,919
Takara Standard Co. Ltd. ................... 14,300 270,421
Takuma Co. Ltd. ......................... 14,300 252,076
Tama Home Co. Ltd.
(a)
..................... 14,300 324,720
Tamron Co. Ltd. .......................... 28,600 197,891
TDC Soft, Inc. ........................... 57,200 345,871
Techfirm Holdings, Inc. ..................... 14,300 57,480
Teikoku Corp. ........................... 42,900 755,022
Tekscend Photomask Corp. .................. 14,300 380,484
Terasaki Electric Co. Ltd.
(a)
.................. 28,600 734,089
Toa Corp. .............................. 14,300 255,504
Toagosei Co. Ltd. ......................... 14,300 155,293
TOC Co. Ltd. ............................ 85,800 578,020
Tocalo Co. Ltd. .......................... 28,600 570,597
Toho Co. Ltd. ........................... 28,600 254,401
Toho Gas Co. Ltd. ........................ 286,000 2,147,480
Toho Zinc Co. Ltd.
(a) (b)
...................... 42,900 316,454
Tokyo Keiki, Inc.
(a)
........................ 14,300 691,046
Tokyo Kiraboshi Financial Group, Inc. ........... 4,000 297,682
Tokyo Seimitsu Co. Ltd. .................... 8,000 883,965
Tokyu REIT, Inc. ......................... 1,859 2,292,829
Tomoe Engineering Co. Ltd. ................. 14,300 161,376
Tomoku Co. Ltd. ......................... 14,300 321,145
Tomy Co. Ltd. ........................... 31,400 510,147
Toshiba TEC Corp. ........................ 1,500 25,831
Toyo Engineering Corp.
(b)
................... 28,600 418,100
Toyo Tanso Co. Ltd. ....................... 3,000 116,881
Toyoda Gosei Co. Ltd. ..................... 14,300 421,949
Toyokumo, Inc. .......................... 14,300 168,566
Transaction Media Networks, Inc.
(a) (b)
............ 57,200 112,533
tripla Co. Ltd.
(a) (b)
......................... 14,300 126,566
TSI Holdings Co. Ltd. ...................... 128,700 1,084,061
Tsubaki Nakashima Co. Ltd.
(b)
................ 100,100 208,854
Tsuburaya Fields Holdings, Inc. ............... 28,600 262,852
Tsugami Corp. ........................... 14,300 428,915
Tsumura & Co. .......................... 14,300 333,532
TWOSTONE&Sons
(a)
...................... 42,900 116,276
UACJ Corp. ............................ 42,900 756,924
Uchida Yoko Co. Ltd. ...................... 42,900 554,631
Ulvac, Inc. ............................. 14,300 900,506
U-Next Holdings Co. Ltd. .................... 28,600 278,958
United Arrows Ltd. ........................ 28,600 450,965
Ushio, Inc. ............................. 15,600 314,126
Visional, Inc.
(b)
........................... 14,300 674,832
Vital KSK Holdings, Inc. .................... 17,200 153,197
Wacom Co. Ltd. .......................... 100,100 460,732
Wakita & Co. Ltd. ......................... 14,300 165,373
Wellnet Corp.
(a)
.......................... 14,300 59,520
Yamaguchi Financial Group, Inc. .............. 85,800 1,474,299
Yamaichi Electronics Co. Ltd. ................. 14,300 954,101
Yodoko Ltd. ............................ 51,300 440,470
Yonex Co. Ltd. ........................... 42,900 726,404
Yoshinoya Holdings Co. Ltd. ................. 28,600 576,953
Yurtec Corp. ............................ 100,100 1,603,344
ZERIA Pharmaceutical Co. Ltd. ............... 14,300 197,207
152,784,376
a
Security Shares Value
a
Netherlands  —  3 .3%
Aalberts N.V. ............................ 9,009 $ 342,221
ABN AMRO Bank N.V., CVA ................. 158,730 5,526,473
Allfunds Group PLC ....................... 22,737 232,694
Arcadis N.V. ............................ 4,433 189,855
ASR Nederland N.V. ....................... 33,748 2,563,478
BE Semiconductor Industries N.V. ............. 12,669 3,705,866
Corbion N.V. ............................ 6,187 138,264
CTP N.V.
(d)
............................. 40,501 764,347
Eurocommercial Properties N.V. ............... 11,931 391,406
Flow Traders Ltd.
(b)
........................ 9,072 291,950
Fugro N.V. ............................. 6,292 91,244
Havas N.V.
(b)
............................ 11,648 221,709
IMCD N.V. ............................. 4,433 521,253
InPost SA
(b)
............................. 41,053 736,338
Koninklijke BAM Groep N.V. ................. 139,139 1,530,477
Koninklijke Heijmans N.V. ................... 3,432 347,241
Magnum Ice Cream Co. N.V. (The)
(b)
............ 53,482 780,848
Pharming Group N.V.
(b)
..................... 102,674 173,395
PostNL N.V. ............................ 85,085 94,845
Signify N.V.
(d)
............................ 58,630 1,333,480
TKH Group N.V. ......................... 5,720 293,146
TomTom N.V.
(b)
.......................... 64,854 355,923
Van Lanschot Kempen N.V. .................. 6,578 504,000
21,130,453
a
New Zealand  —  0 .6%
Argosy Property Ltd. ....................... 413,573 263,864
Genesis Energy Ltd.
(a)
...................... 282,305 411,926
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 1,424,432 1,590,404
Kiwi Property Group Ltd. .................... 2,144,738 1,159,309
Precinct Properties Group ................... 122,587 74,591
SKY Network Television Ltd.
(a)
................ 213,213 406,626
Warehouse Group Ltd. (The)
(b)
................ 221,650 86,420
3,993,140
a
Norway  —  1 .4%
Aker Solutions ASA ....................... 109,574 498,628
Atea ASA
(b)
............................. 44,759 754,623
BW LPG Ltd.
(d)
.......................... 37,037 739,964
BW Offshore Ltd. ......................... 39,660 225,168
Cambi ASA ............................. 62,062 129,286
DNO ASA .............................. 463,749 1,001,941
Elmera Group ASA
(d)
...................... 69,107 258,833
Elopak ASA ............................ 31,964 123,341
Europris ASA
(d)
.......................... 7,932 80,992
HAV Group ASA
(b)
........................ 80,795 108,137
Hoegh Autoliners ASA ..................... 11,869 169,746
Kid ASA
(d)
.............................. 35,100 499,334
LINK Mobility Group Holding ASA
(a) (b)
............ 106,280 283,805
Norconsult Norge A.S. ..................... 120,120 510,186
Odfjell SE , Class B , NVS .................... 25,650 315,617
OKEA ASA
(b)
............................ 166,738 708,465
Opera Ltd. , ADR ......................... 27,604 489,971
Petronor E&P ASA
(b)
....................... 210,925 331,942
Selvaag Bolig ASA ........................ 54,483 205,237
SpareBank 1 SMN ........................ 28,028 625,621
Veidekke ASA ........................... 9,214 185,579
Xplora Technologies A.S.
(a) (b)
................. 102,388 582,409
8,828,825
a
Portugal  —  0 .5%
CTT-Correios de Portugal SA ................. 121,264 912,281
REN - Redes Energeticas Nacionais SGPS SA ..... 247,451 1,096,338
Semapa-Sociedade de Investimento e Gestao ..... 29,315 798,209

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Portugal (continued)
Teixeira Duarte SA
(b)
....................... 135,993 $ 71,074
2,877,902
a
Singapore  —  2 .3%
Boustead Singapore Ltd.
(a)
................... 128,700 242,343
Bumitama Agri Ltd. ........................ 85,800 139,540
CDL Hospitality Trusts ..................... 451,300 287,822
Centurion Accommodation REIT
(b)
............. 500,500 433,095
Centurion Corp. Ltd. ....................... 622,300 801,832
China Sunsine Chemical Holdings Ltd. .......... 185,900 100,857
CNMC Goldmine Holdings Ltd.
(a)
.............. 800,800 857,983
ComfortDelGro Corp. Ltd. ................... 580,900 676,322
Delfi Ltd.
(a)
............................. 471,900 393,003
Digital Core REIT Management Pte Ltd. ......... 374,400 193,319
Far East Hospitality Trust ................... 1,244,100 562,034
First REIT .............................. 1,074,800 202,665
Food Empire Holdings Ltd. .................. 371,800 958,447
Golden Agri-Resources Ltd. .................. 2,931,500 730,583
Hong Leong Asia Ltd.
(a)
..................... 300,300 686,290
iFAST Corp. Ltd.
(a)
........................ 42,900 295,311
IGG, Inc.
(a)
............................. 715,000 284,333
iX Biopharma Ltd.
(a) (b)
...................... 403,100 120,347
Keppel Infrastructure Trust .................. 821,900 348,700
LHN Ltd.
(a)
............................. 357,500 179,897
Lum Chang Creations Ltd. ................... 171,600 139,251
NETLINK NBN TRUST ..................... 1,491,800 1,183,782
Olam Group Ltd. ......................... 257,400 206,276
Parkway Life REIT ........................ 514,800 1,628,891
Riverstone Holdings Ltd.
(a)
................... 465,600 272,846
Samudera Shipping Line Ltd. ................. 85,800 76,987
Sasseur REIT ........................... 906,700 477,868
Sheng Siong Group Ltd. .................... 166,200 396,176
Straits Trading Co. Ltd. ..................... 295,600 408,749
Tuan Sing Holdings Ltd.
(a)
................... 328,900 85,611
Valeura Energy, Inc.
(b)
...................... 114,190 1,128,155
Yangzijiang Financial Holding Ltd.
(b)
............ 314,600 64,768
Yangzijiang Maritime Development Ltd.
(b)
......... 271,700 144,464
Zixin Group Holdings Ltd.
(a) (b)
................. 2,731,300 69,171
14,777,718
a
Spain  —  3 .2%
Acciona SA ............................. 8,723 2,539,112
Acerinox SA ............................ 162,084 2,660,077
Atresmedia Corp. de Medios de Comunicacion SA .. 82,368 501,303
Banco de Sabadell SA ..................... 1,331,616 5,162,673
Bankinter SA ............................ 113,399 1,887,081
Colonial SFL Socimi SA .................... 30,631 196,459
eDreams ODIGEO SA
(a) (b)
................... 20,186 82,443
Elecnor SA ............................. 9,438 419,480
Fluidra SA ............................. 9,503 222,386
Gestamp Automocion SA
(d)
.................. 78,368 297,012
Grifols SA .............................. 35,607 375,442
Indra Sistemas SA
(a)
....................... 21,325 1,226,494
Logista Integral SA ........................ 11,483 448,620
Merlin Properties Socimi SA ................. 72,787 1,272,840
Neinor Homes SA
(d)
....................... 14,914 291,790
Pharma Mar SA
(b)
......................... 2,231 251,581
Prosegur Cia de Seguridad SA ................ 76,688 242,563
Puig Brands SA , Class B .................... 50,908 1,055,205
Sacyr SA .............................. 48,191 265,289
Tubacex SA
(a)
........................... 82,381 279,570
Unicaja Banco SA
(d)
....................... 132,418 429,873
20,107,293
a
Security Shares Value
a
Sweden  —  2 .7%
AcadeMedia AB
(d)
......................... 10,354 $ 111,023
Advenica AB ............................ 41,649 114,354
Alleima AB ............................. 75,144 673,253
Ambea AB
(d)
............................ 19,162 290,769
Arjo AB , Class B ......................... 112,408 296,716
Asmodee Group AB , Class B
(b)
................ 9,438 126,654
Atrium Ljungberg AB , Class B ................ 49,640 159,414
Attendo AB
(d)
............................ 5,577 64,523
Betsson AB , Class B ...................... 111,540 1,134,397
Bilia AB , Class A ......................... 57,057 776,189
BioArctic AB , Class B
(b) (d)
.................... 13,871 486,467
BioGaia AB , Class B ....................... 32,786 423,192
Bonava AB , Class B
(b)
...................... 468,490 441,921
BoneSupport Holding AB
(b) (d)
................. 28,457 687,019
Bravida Holding AB
(d)
...................... 15,776 163,010
Bulten AB
(b)
............................. 30,030 150,105
Bure Equity AB .......................... 3,718 108,222
Byggmax Group AB ....................... 16,054 83,237
Careium AB
(b)
........................... 25,454 64,788
Cheffelo AB ............................ 27,885 293,264
Cint Group AB
(b)
.......................... 445,731 279,042
Clas Ohlson AB , Class B .................... 37,466 1,616,686
Clavister AB
(a) (b)
.......................... 245,031 127,170
Coffee Stain Group AB , Class B
(b)
.............. 34,034 80,394
Corem Property Group AB , Class D ............ 13,585 350,341
DIAMYD MEDICAL AB
(b)
.................... 58,059 6,817
Electrolux Professional AB , Class B ............ 42,042 211,456
Elekta AB , Class B ........................ 118,497 688,210
Guldbrev Holding AB ...................... 25,597 60,888
Hacksaw AB ............................ 24,739 227,220
Heba Fastighets AB , Class B ................. 210,503 580,250
Investment AB Oresund .................... 51,351 799,559
Inwido AB .............................. 37,369 570,543
I-Tech AB .............................. 28,188 178,298
Lindab International AB ..................... 14,766 244,304
Metacon AB
(b)
........................... 2,133,846 63,210
Nelly Group AB
(b)
......................... 9,867 38,917
New Wave Group AB , Class B ................ 23,452 246,742
Nobia AB
(b)
............................. 980,868 183,154
Nyfosa AB ............................. 68,423 496,530
Peab AB , Class B ........................ 16,490 160,207
Ratos AB , Class B ........................ 16,197 57,564
RaySearch Laboratories AB .................. 40,326 832,056
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 1,036,607 377,244
Scandic Hotels Group AB
(d)
.................. 96,589 941,977
SkiStar AB ............................. 11,539 200,049
Train Alliance AB
(b) (c)
....................... 53,268 105,444
Vitrolife AB ............................. 19,305 219,911
Wallenstam AB , Class B .................... 30,696 130,538
WS WeSports Group AB
(b)
................... 6,864 44,034
Zinzino AB , Class B
(a)
...................... 16,731 232,690
16,999,962
a
Switzerland  —  5 .8%
Accelleron Industries AG .................... 30,030 3,217,409
Adecco Group AG , Registered ................ 34,320 790,904
ams-OSRAM AG
(b)
........................ 16,874 271,024
Aryzta AG
(b)
............................. 5,376 430,221
Ascom Holding AG ........................ 14,729 99,343
Avolta AG
(b)
............................. 2,543 140,535
Banque Cantonale Vaudoise , Registered ......... 13,103 2,064,700
Barry Callebaut AG , Registered ............... 286 428,674
Belimo Holding AG , Registered ............... 715 654,768
BKW AG .............................. 4,370 873,537
Bucher Industries AG , Registered .............. 2,030 806,106

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Switzerland (continued)
Burckhardt Compression Holding AG ........... 308 $ 206,246
Cembra Money Bank AG .................... 2,659 325,165
Cie Financiere Tradition SA , Bearer ............ 429 161,445
Clariant AG , Registered
(b)
................... 44,902 462,465
Cosmo N.V. ............................ 2,145 225,614
dormakaba Holding AG ..................... 5,148 342,782
Dottikon Es Holding AG , Registered
(b)
........... 572 250,763
Emmi AG , Registered ...................... 143 149,652
Ferrexpo PLC
(b)
.......................... 361,447 140,567
Flughafen Zurich AG , Registered .............. 858 243,634
Galenica AG
(d)
........................... 15,873 1,691,210
Georg Fischer AG , Registered ................ 7,221 394,996
Helvetia Baloise Holding AG ................. 9,568 2,623,393
Idorsia Ltd.
(b)
............................ 14,014 66,075
Implenia AG , Registered .................... 12,441 981,860
Inficon Holding AG , Registered ................ 4,977 921,244
Kuros Biosciences AG , Registered
(b)
............ 15,301 398,687
Landis+Gyr Group AG
(b)
.................... 5,504 369,117
Logitech International SA , Registered ........... 30,602 3,020,799
Mobimo Holding AG , Registered ............... 644 307,432
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 24,348 106,509
PSP Swiss Property AG , Registered ............ 8,723 1,743,474
R&S Group Holding AG
(b)
................... 8,580 288,150
SFS Group AG .......................... 1,947 296,634
Siegfried Holding AG , Registered
(a) (b)
............ 3,861 389,411
SIG Group AG
(b)
.......................... 33,176 537,594
SKAN Group AG ......................... 2,233 130,319
SMG Swiss Marketplace Group AG
(d)
........... 3,289 117,270
Sulzer AG , Registered ..................... 2,950 561,528
Swatch Group AG (The) , Bearer ............... 2,145 497,916
Swiss Prime Site AG , Registered .............. 6,934 1,201,632
Swissquote Group Holding SA , Registered ........ 4,433 2,243,492
Tecan Group AG , Registered ................. 3,289 497,627
Temenos AG , Registered ................... 10,296 976,508
VAT Group AG
(d)
......................... 3,718 2,793,149
Vontobel Holding AG , Registered .............. 8,294 703,554
VZ Holding AG .......................... 286 55,797
Zehnder Group AG , Registered ............... 9,295 785,096
36,986,027
a
Taiwan  —  0 .0%
FIT Hon Teng Ltd.
(b) (d)
...................... 143,000 141,331
a
United Arab Emirates  —  0 .1%
VEON Ltd. , NVS , ADR
(a) (b)
................... 13,294 661,244
a
United Kingdom  —  12 .6%
4imprint Group PLC ....................... 10,439 517,625
Aberdeen Group PLC ...................... 615,758 1,740,184
AG Barr PLC ............................ 8,437 73,591
AJ Bell PLC ............................ 113,828 805,435
Ashmore Group PLC ...................... 68,497 193,498
ASOS PLC
(b)
............................ 29,315 89,554
B&M European Value Retail PLC .............. 162,258 370,761
Babcock International Group PLC .............. 35,321 532,120
Baltic Classifieds Group PLC ................. 247,533 654,462
Beazley PLC ............................ 72,644 1,261,781
Bellway PLC ............................ 17,875 463,847
Big Yellow Group PLC ..................... 5,577 68,452
Bloomsbury Publishing PLC ................. 88,660 736,326
Bodycote PLC ........................... 6,792 63,075
Borders & Southern Petroleum PLC
(b)
........... 1,557,699 195,855
Bridgepoint Group PLC
(d)
.................... 136,136 462,090
British Land Co. PLC (The) .................. 410,839 2,173,940
Burberry Group PLC
(b)
..................... 70,213 1,114,151
Security Shares Value
a
United Kingdom (continued)
Bytes Technology Group PLC ................ 100,958 $ 413,784
Capricorn Energy PLC
(b)
.................... 100,958 425,874
Carnival PLC ........................... 42,328 1,122,852
Central Asia Metals PLC .................... 251,108 498,523
Chemring Group PLC ...................... 133,133 945,659
Clarkson PLC ........................... 5,434 357,589
Cohort PLC
(a)
........................... 10,725 178,315
Computacenter PLC ....................... 35,178 1,781,072
Convatec Group PLC
(d)
..................... 328,328 941,587
Currys PLC ............................. 636,532 1,080,102
DCC PLC .............................. 2,946 222,049
Derwent London PLC ...................... 7,363 172,270
DFS Furniture PLC ....................... 192,977 327,333
Diploma PLC ........................... 21,164 2,002,947
Domino's Pizza Group PLC .................. 418,561 1,104,371
Drax Group PLC ......................... 113,971 1,370,340
Dunelm Group PLC ....................... 45,367 464,233
EKF Diagnostics Holdings PLC
(b)
.............. 517,803 186,010
Entain PLC ............................. 51,909 383,139
Firstgroup PLC .......................... 638,352 1,412,404
Frasers Group PLC
(b)
...................... 56,424 503,286
Frontier Developments PLC
(b)
................ 63,635 268,433
Galliford Try Holdings PLC .................. 113,256 806,490
Games Workshop Group PLC ................ 5,225 1,385,809
GB Group PLC .......................... 59,917 173,256
Genuit Group PLC ........................ 16,624 58,590
Genus PLC ............................. 8,362 266,714
Gooch & Housego PLC ..................... 8,580 107,543
Grafton Group PLC , CDI .................... 42,492 506,280
Grainger PLC ........................... 48,191 105,118
Great Portland Estates PLC .................. 63,206 265,935
Greencore Group PLC ..................... 160,303 548,821
Greggs PLC ............................ 41,756 861,951
Halfords Group PLC ....................... 305,489 605,251
Hammerson PLC ......................... 283,426 1,269,632
Helical PLC ............................. 166,910 434,713
Hill & Smith PLC ......................... 31,746 1,110,198
Hiscox Ltd. ............................. 14,741 310,184
Hochschild Mining PLC ..................... 123,882 1,057,651
Howden Joinery Group PLC ................. 76,934 811,676
Hunting PLC ............................ 26,607 183,924
IG Group Holdings PLC .................... 64,064 1,310,241
IMI PLC ............................... 5,651 215,236
Immunocore Holdings PLC , ADR
(a) (b)
............ 16,731 466,962
Inchcape PLC ........................... 179,036 2,012,815
International Workplace Group PLC ............ 43,935 110,482
Investec PLC ........................... 202,607 1,734,137
JD Sports Fashion PLC .................... 385,099 353,523
JET2 PLC .............................. 23,452 348,138
Johnson Matthey PLC ..................... 15,199 429,773
Kainos Group PLC ........................ 50,050 566,297
Keller Group PLC ........................ 39,325 1,195,367
Kingfisher PLC .......................... 172,378 677,843
Land Securities Group PLC .................. 218,862 1,761,026
Lion Finance Group PLC .................... 12,441 1,868,971
Man Group PLC ......................... 513,084 1,772,886
Marston's PLC
(b)
......................... 125,435 88,074
MONY Group PLC ........................ 334,374 808,989
Moonpig Group PLC ....................... 23,179 66,614
Morgan Sindall Group PLC .................. 18,304 1,166,652
Naked Wines PLC
(b)
....................... 152,438 149,350
Nichols PLC ............................ 9,009 120,138
Odfjell Technology Ltd. ..................... 51,194 386,799
OSB Group PLC ......................... 117,754 846,504

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United Kingdom (continued)
Oxford Instruments PLC .................... 13,871 $ 544,731
Pagegroup PLC .......................... 72,644 132,163
Paragon Banking Group PLC ................. 157,014 1,599,221
PayPoint PLC ........................... 25,740 222,704
Pearson PLC ........................... 95,238 1,405,424
Pets at Home Group PLC ................... 211,640 518,380
Picton Property Income Ltd. .................. 234,119 245,942
Playtech PLC ........................... 71,643 354,849
Plus500 Ltd. ............................ 23,467 1,425,470
QinetiQ Group PLC ....................... 96,145 582,639
Quilter PLC
(d)
........................... 381,238 951,989
Renishaw PLC .......................... 1,859 119,753
Rightmove PLC .......................... 88,803 523,715
RS GROUP PLC ......................... 71,643 586,879
Savills PLC ............................. 45,793 515,327
Serco Group PLC ........................ 33,247 127,308
Shaftesbury Capital PLC .................... 606,320 1,101,441
Softcat PLC ............................ 49,621 931,692
Spire Healthcare Group PLC
(d)
................ 91,091 202,042
SSP Group PLC ......................... 93,139 201,388
St. James's Place PLC ..................... 42,471 701,277
Standard Life PLC ........................ 100,100 1,029,838
SThree PLC ............................ 79,896 182,430
TBC Bank Group PLC ..................... 14,729 972,060
Telecom Plus PLC ........................ 36,751 585,104
Trainline PLC
(b) (d)
......................... 127,985 414,839
Trustpilot Group PLC
(b) (d)
.................... 321,149 1,137,957
TUI AG ............................... 135,421 1,007,773
Vesuvius PLC ........................... 31,603 189,561
Weir Group PLC (The) ..................... 33,033 1,197,292
WH Smith PLC .......................... 11,779 82,745
Whitbread PLC .......................... 4,290 130,407
Wickes Group PLC ....................... 421,020 1,143,514
Workspace Group PLC ..................... 69,795 320,441
WPP PLC .............................. 73,741 266,984
XPS Pensions Group PLC ................... 94,380 389,047
Zegona Communications PLC ................ 29,315 699,831
79,749,629
a
United States  —  0 .1%
Centessa Pharmaceuticals PLC , ADR
(b)
.......... 9,152 360,772
PureTech Health PLC
(b)
..................... 91,663 159,156
TMC the metals Co., Inc.
(a) (b)
................. 43,844 229,742
749,670
a
Total Common Stocks — 98.1%
(Cost: $ 511,260,165 ) ................................ 621,034,342
a
Preferred Stocks
Germany  —  0 .6%
Draegerwerk AG & Co. KGaA , Preference Shares , NVS 7,220 762,989
FUCHS SE , Preference Shares , NVS ........... 15,484 730,183
Jungheinrich AG , Preference Shares , NVS ........ 14,775 445,153
KSB SE & Co. KGaA , Preference Shares , NVS ..... 286 320,133
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 26,312 957,392
STO SE & Co. KGaA , Preference Shares , NVS .... 5,291 638,530
3,854,380
a
Security Shares Value
a
Italy  —  0 .1%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 10,354 $ 582,658
Edison SpA , NVS , 2.95% ................... 65,780 169,846
752,504
a
Spain  —  0 .1%
Grifols SA , Class B, Preference Shares , NVS ...... 43,416 360,538
a
Sweden  —  0 .0%
Tingsvalvet Fastighets AB , Preference Shares , NVS . 1,804 71,318
a
Total Preferred Stocks — 0.8%
(Cost: $ 4,657,301 ) .................................. 5,038,740
a
Rights
Netherlands  —  0 .0%
Aalberts N.V.
(b)
........................... 8,946 12,074
a
Total Rights — 0.0%
(Cost: $ 12,047 ) .................................... 12,074
a
Investment Companies
Australia  —  0 .0%
Regal Partners Global Investments Ltd. .......... 212,299 351,437
a
Total Investment Companies — 0.0%
(Cost: $ 299,293 ) ................................... 351,437
a
Total Long-Term Investments — 98.9%
(Cost: $ 516,228,806 ) ................................ 626,436,593
a
Short-Term Securities
Money Market Funds  —  5 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e) (f) (g)
...................... 32,139,251 32,148,893
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(e) (f)
............................. 120,148 120,148
a
Total Short-Term Securities — 5.1%
(Cost: $ 32,267,429 ) ................................. 32,269,041
Total Investments —  104.0%
(Cost: $ 548,496,235 ) ................................ 658,705,634
Liabilities in Excess of Other Assets — ( 4 .0 ) % ............... (25,485,392)
Net Assets — 100.0% ................................. $ 633,220,242
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
International Small-Cap Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 15,144,774  $ 17,008,442
(a)
$ —  $ (3,278) $ (1,045) $ 32,148,893  32,139,251  $ 442,584
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 50,000  70,148
(a)
—  —  —  120,148  120,148  6,260  —
$ —  $ (3,278) $ (1,045)
$ 32,269,041
$ 448,844  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ...................................................................... 60 06/11/26 $ 1,441 $ 38,181
Mini S&P/TSX 60 Index ................................................................. 21 06/18/26 1,534 47,761
STOXX Europe 600 Index ................................................................ 91 06/19/26 3,248 99,740
$ 185,682

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
International Small-Cap Equity Factor ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 191,136,726  $ 429,792,172  $ 105,444  $ 621,034,342
Investment Companies ..................................... —  351,437  —  351,437
Preferred Stocks ......................................... 971,347  4,067,393  —  5,038,740
Rights ................................................ —  12,074  —  12,074
Short-Term Securities
Money Market Funds ...................................... 32,269,041  —  —  32,269,041
$ 224,377,114  $ 434,223,076  $ 105,444  $ 658,705,634
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 185,682  $ —  $ —  $ 185,682
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)